Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at
June 30
, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	June 30 , 2021
Assets:
Marketable securities held in Trust Account	1	$276,020,334
Liabilities:
Warrant Liability – Public Warrants	1	13,616,000
Warrant Liability – Private Placement Warrants	2	7,419,733
Convertible Promissory Note	3	988,400

Schedule Of Quantitative Information Regarding Fair Value Measurements Convertible Portion of Debt
The key inputs into the binomial lattice model for the Warrants were as follows:

	February 4, 2021 (Initial Measurement)		June 30, 2021
	Public Warrants	Private Warrants	Private Warrants
Market price of public shares	$9.61	$9.61	9.88
Risk-free rate	0.52%	0.52%	0.86%
Dividend yield	0.00%	0.00%	0.00%
Volatility	19.7%	19.7%	22.7%
Exercise price	$11.50	$11.50	11.50
Effective expiration date	6/19/26	6/19/26	5/19/26
One-touch hurdle	$18.18	—	—

Summary of Changes in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	—	—
Initial measurement on February 4 , 2021	5,865,600	10,764,000	16,629,600
Change in fair value	1,554,133	2,852,000	4,406,133

Fair value as of June 30, 2021	$7,419,733	13,616,000	21,035,733